Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disaggregation of Revenue from Contracts with Customers

(ii) Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

	2018	2017
Types of goods
Sale of upholstery furniture	365,346	389,528
Sale of home furnishing accessories	41,733	33,560
Sale of polyurethane foam	14,958	15,501
Sale of other goods	6,502	10,291

	428,539	448,880

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

	2018	2017
Geographical markets
Europe, Middle East and Africa	212,481	218,896
Americas	137,452	153,647
Asia-Pacific	78,606	76,337

	428,539	448,880

	2018	2017
Geographical location of customers
United States of America	94,393	107,262
Italy	53,261	55,379
China	47,099	41,369
United Kingdom	43,501	48,266
Canada	17,371	20,030
Spain	17,334	17,077
Brazil	16,332	16,182
Germany	11,455	12,462
France	11,179	9,999
Australia	9,903	9,738
Belgium	8,682	8,214
Korea	8,232	9,847
Other countries (none greater than 5%)	89,797	93,055

Total	428,539	448,880

	2018	2017
Distribution channels
Wholesale	365,499	392,332
Retail	63,040	56,548

	428,539	448,880

	2018	2017
Brands
Natuzzi Editions	167,925	183,838
Natuzzi Italia	144,953	134,740
Softaly	94,201	104,509
Unbranded	21,460	25,793

	428,539	448,880

	2018	2017
Timing of revenue recognition
Goods transferred at a point in time	427,493	448,206
Goods and services transferred over time	1,046	674

Subtotal	428,539	448,880

Summary of Information about Receivables and Contract Liabilities from Contracts with Customers	The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/18	31/12/17

Trade receivables	40,967	37,549
Contract liabilities	22,099	15,533

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2018 and 2017 as follows:

	31/12/18	31/12/17
Sale of Natuzzi Display System
Within a year	1,138	758
More than a year	2,261	1,878

Total	3,399	2,636

Sale of Service-Type Warranties
Within a year	332	278
More than a year	565	682

Total	897	960

Sale of the licence-for Natuzzi trademarks
Within a year	383	—
More than a year	7,108	—

Total	7,491	—